Retirement Plans	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement Plans
12.	Retirement Plans
The Company maintains a qualified 401(k) deferred compensation plan (the “Plan”). All employees are eligible to participate in the Plan. The Plan provides for discretionary Company matching contributions. The Company’s contributions to the Plan were $2,761 and $2,458 for the years ended December 31, 2025 and 2024, respectively.